Loans, Borrowings and Bank Overdrafts - Summary of Long - Term Loans and Borrowings (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Jun. 23, 2021	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 63,954		₨ 62,300
Non-current portion of long-term loans and borrowings		63,954	$ 749	62,300
Current portion of long term loans and borrowings		0		0
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Final maturity	June 23, 2026
Unsecured Notes 2026 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 63,954	$ 748	₨ 62,300	$ 747
Final maturity		June-26